Income tax credit - Components of income tax expense (benefit) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax credit
Enhanced R&D intensive support	£ 3,122		£ 5,892
Small and medium-sized Enterprise scheme		£ 3,877		£ 6,448
Adjustments for R&D tax relief of prior periods			13,700
Total income tax (charge)/credit	£ 3,122	£ 3,877	£ 19,592	£ 6,448